Issuance Of Units (Details) - USD ($) $ in Thousands	6 Months Ended			11 Months Ended
	Jun. 30, 2015	Jun. 18, 2015	Jun. 30, 2014	Nov. 30, 2014	Dec. 31, 2014
Navios Midstream IPO net proceeds				$ 110,403
Proceeds from $ 126,000 credit facility				$ 104,451
Cash payments	$ 72,252		$ 0
Common units outstanding	9,342,692				9,342,692
Subordinated units outstanding	9,342,692				9,342,692
Subordinated Series A units outstanding	1,592,920				0
General Partners units outstanding	413,843				381,334
Subordinated Series A units issued	1,592,920				0
General Partners units issued	413,843				381,334
Proceeds from issuance of general partner units	$ 551		$ 0
Nave Celeste and C. Dream
Subordinated Series A units issued	1,592,920
Navios Acquisition
General partner interest in Navios Midstream	2.00%	2.00%
Limited partner interest in Navios Midstream	60.85%			55.50%
Navios Acquisition | Nave Celeste and C. Dream
Cash payments	$ 73,000
Total consideration paid for sale of vessel	$ 100,000
Subordinated Partner Units
Units exhanged				9,342,692
Subordinated Partner Units | Navios Acquisition
Limited partner interest in Navios Midstream				49.00%
Common Unitholders
Units exhanged				1,242,692
Common Unitholders | Navios Acquisition
Limited partner interest in Navios Midstream				6.50%
General Partner Units
Units exhanged				381,334
General Partners units issued		32,509
Proceeds from issuance of general partner units		$ 551
Subordinated Series A Unitholders | Navios Acquisition | Nave Celeste and C. Dream
Subordinated Series A units issued	1,592,920